DESCRIPTION OF BUSINESS AND ORGANIZATION (Details Narrative)																		3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 18, 2025 USD ($) $ / shares shares	Jun. 26, 2025 USD ($)	Jun. 25, 2025 USD ($)	Jun. 17, 2025 USD ($)	Oct. 18, 2024 USD ($) $ / shares shares	Jun. 17, 2024 $ / shares shares	May 01, 2024 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	May 22, 2023 THB (฿) shares	Feb. 23, 2023 shares	Feb. 08, 2022 $ / shares shares	Nov. 08, 2021 USD ($) $ / shares shares	Sep. 21, 2021	Feb. 10, 2021	Sep. 30, 2025 $ / shares shares	Jun. 30, 2025 shares	Sep. 30, 2024 $ / shares shares	Jun. 30, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 02, 2025 $ / shares shares	Jun. 01, 2025 shares	Sep. 15, 2024 $ / shares	Sep. 02, 2024 $ / shares shares	Jul. 12, 2024 $ / shares shares	Jun. 21, 2024 $ / shares shares	Jun. 03, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Oct. 25, 2023	Aug. 01, 2023	Jul. 01, 2023	Apr. 01, 2023	Jan. 01, 2023	Aug. 15, 2022	Jul. 21, 2022	Jul. 07, 2022	May 31, 2022	Feb. 28, 2022	Dec. 08, 2021 $ / shares
Entity incorporation date of in corporation																						Jun. 22, 2018		Jun. 22, 2018
Stock split, description							1-for-15 reverse stock split of the issued and outstanding shares of the Company’s common stock.									1 for 2.5	750 for 1							1 for 2.5
Offering shares of common stock															236,111
Share price | $ / shares																																											$ 6.49
Proceeds for issance of initial public offering | $																						$ 15,204,319
Consideration amount								$ 1,850,000	$ 2,787,173	$ 1,850,000	$ 2,787,173
Common stock shares authorized							6,333,333											50,000,000				50,000,000		50,000,000	50,000,000	6,333,333						6,333,333
Common stock, par value | $ / shares																		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001							$ 0.0001
Number of shares issued															192,593
Securities Purchase Agreements [Member]
Aggregate principal amount | $				$ 5,000,000
Conversion price | $ / shares						$ 1.50
Conversion of convertible shares						1,800,000
Nusatrip Incorporated [Member]
Share price | $ / shares																				$ 1.50			$ 1.50				$ 1.80
Number of additional share issued																												6,000,000			7,999,000
Price per share | $ / shares																												$ 0.0001			$ 0.0001
Aggregate principal amount | $					$ 1,600,002
Conversion price | $ / shares					$ 1.50
Outstanding principal amount rate					6.00%
Aggregate common shares					1,066,668
Nusatrip Incorporated [Member] | IPO [Member]
Conversion price | $ / shares					$ 1.50
TMG Incorporated [Member]
Number of additional share issued																													8,000,000	7,900,000
Price per share | $ / shares																													$ 0.0001	$ 0.0001
GBridge Global Investment Limited [Member]
Aggregate principal amount | $				$ 900,000
Creative Vision Digital Limited [Member]
Aggregate principal amount | $			$ 900,000
GRIT Multi Strategies Investment Company Limited [Member]
Aggregate principal amount | $		$ 900,000
Thoughtful Media Group Inc [Member]
Number of ordinary stock shares												397,000
Society Pass Inc [Member]
Number of ordinary stock shares												2,000
Minimum [Member] | Thoughtful Media Group Inc [Member]
Number of ordinary stock amount | ฿												฿ 10,000
Maximum [Member] | Thoughtful Media Group Inc [Member]
Number of ordinary stock amount | ฿												฿ 1,985,000
Nusatrip International Pte Ltd [Member] | Minimum [Member]
Shareholding percentage													75.00%
Nusatrip International Pte Ltd [Member] | Maximum [Member]
Shareholding percentage													99.00%
Nusatrip Incorporated [Member]
Shareholding percentage																		72.24%				72.24%
Nusatrip Incorporated [Member] | Minimum [Member]
Shareholding percentage					92.92%													74.40%				74.40%
Nusatrip Incorporated [Member] | Maximum [Member]
Shareholding percentage					100.00%													92.92%				92.92%
Thoughtful Media Group Inc [Member] | Minimum [Member]
Shareholding percentage																			89.89%
Thoughtful Media Group Inc [Member] | Maximum [Member]
Shareholding percentage																			100.00%
Warrant [Member] | Common Stock [Member]
Offering shares of common stock														3,030,300
Underwriting Agreement [Member]
Offering shares of common stock														3,030,300
Share price | $ / shares														$ 3.30
Purchase of additional warrants														454,545
IPO [Member]
Offering shares of common stock															2,888,889
Share price | $ / shares															$ 9.00
Gross proceeds | $															$ 26,000,001
Option Shares [Member]
Proceeds for issance of initial public offering | $															$ 2,124,999
Number of shares issued															236,111
Common Stock [Member]
Stock split, description																1 for 2.5 reverse stock split of the issued and outstanding shares of the Company’s common stock.	750 for 1 forward stock split of the issued and outstanding shares of the Company’s common stock.							750 for 1
Common stock shares authorized																								6,333,333
Common stock, par value | $ / shares																								$ 0.0001
Number of shares issued																			300,000		300,000			300,000
Common Stock [Member] | Nusatrip Incorporated [Member]
Number of shares issued	562,500
Common Stock [Member] | IPO [Member]
Price per share | $ / shares																				$ 4.00			$ 4.00
Number of shares issued																		3,750,000		0		3,750,000	0
Common Stock [Member] | IPO [Member] | Nusatrip Incorporated [Member]
Proceeds for issance of initial public offering | $	$ 15,000,000
Price per share | $ / shares	$ 4.00
Number of shares issued	3,750,000
New Retail Experience [Member]
Equity interest percentage																																										100.00%
Gorilla Networks Pte Ltd [Member]
Equity interest percentage																																									100.00%
Ad Active Media Inc [Member]
Equity interest percentage																																								100.00%
Mangan PH Food Delivery Service Corp [Member]
Equity interest percentage																																							100.00%
SOPA Technology Pte Ltd [Member]
Equity interest percentage																																	95.00%	95.00%				95.00%
Nusatrip International Pte Ltd [Member]
Equity interest percentage																																				99.00%		75.00%
Number of ordinary stock shares													2,225,735
Thoughtful Media Group Incorporated [Member]
Equity interest percentage																																	100.00%	100.00%		100.00%	100.00%
Adactive Media CA Inc [Member]
Equity interest percentage																																				100.00%	100.00%
Mekong Leisure Travel Company Limited [Member]
Equity interest percentage																																			99.00%	100.00%
Vietnam International Travel and Service Joint Stock Company [Member]
Equity interest percentage																																			100.00%
Next Gen Retail Inc [Member]
Equity interest percentage								95.00%	95.00%	95.00%	95.00%
SOPA (Phil) Incorporated [Member]
Equity interest percentage																																		100.00%
Hottab Vietnam Company Limited [Member]
Equity interest percentage																																	100.00%
Hottab Pte Ltd [Member]
Equity interest percentage																																	100.00%